Note 4 - Property and equipment (Detail) - Property and equipment summary (CAD)	Dec. 31, 2012	Dec. 31, 2011
Cost	13,121,268	18,684,491
Accumulated depreciation and impairment	(11,776,396)	(16,486,912)
Net book value	1,344,872	2,197,579
Laboratory Equipment [Member]
Cost	5,110,910	7,688,286
Accumulated depreciation and impairment	(4,763,611)	(6,984,194)
Net book value	347,299	704,092
Leasehold Improvements [Member]
Cost	5,948,003	7,212,104
Accumulated depreciation and impairment	(5,016,316)	(5,976,916)
Net book value	931,687	1,235,188
Computer And Office Equipment [Member]
Cost	1,641,223	3,120,072
Accumulated depreciation and impairment	(1,577,244)	(2,869,622)
Net book value	63,979	250,450
Furniture and Fixtures [Member]
Cost	421,132	664,029
Accumulated depreciation and impairment	(419,225)	(656,180)
Net book value	1,907	7,849